UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Orbis Holdings Limited
           --------------------------------------------------
Address:   c/o Orbis Investment Management Limited
           --------------------------------------------------
           34 Bermudiana Road
           --------------------------------------------------
           Hamilton HM 11, Bermuda
           --------------------------------------------------

Form 13F File Number:     028-04611
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James J. Dorr, Esq.
           --------------------------------------------------
Title:     General Counsel
           --------------------------------------------------
Phone:     441-296-3000
           --------------------------------------------------

Signature, Place, and Date of Signing:

      s/ James J. Dorr                Hamilton, Bermuda         02/14/00
    ---------------------------   ----------------------------  --------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                    Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        35
                                               -------------

Form 13F Information Table Value Total:       $198,595
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.    Form 13F File Number      Name

   (1)     028-04613                 Orbis Investment Management Limited


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                                                     FORM 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4   COLUMN 5       COLUMN 6           COLUMN 7       COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------------
                                                                                     INVESTMENT                        VOTING
                                                             VALUE     SHRS OR       DISCRETION                    AUTHORITY (SHRS)
    NAME OF ISSUER                TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT    SOLE  SHRD  SHRD-OTHR  MANAGERS SOLE  SHARED NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
AMERICAN FREIGHTWAYS CORPORATION   COM            02629V108    10,222    631,500       DEFINED                1         631,500
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AMERICAN FREIGHTWAYS CORPORATION   COM            02629V108       550     34,000       DEFINED                           34,000
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AMR CORPORATION                    COM            1765106       6,667     99,500       DEFINED                1          99,500
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AMR CORPORATION                    COM            1765106         302      4,500       DEFINED                            4,500
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CALLAWAY GOLF INC.                 COM            131193104    21,485  1,214,700       DEFINED                1        1,214,700
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CALLAWAY GOLF INC.                 COM            131193104     1,804    102,000       DEFINED                          102,000
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CIRCUIT CITY STORES INC.-
CARMAX GROUP                       COM            172737306     3,476  1,503,000       DEFINED                1        1,503,000
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CIRCUIT CITY STORES INC.-
CARMAX GROUP                       COM            172737306       224     97,000       DEFINED                           97,000
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CLAYTON HOMES, INC.                COM            184190106    26,579  2,893,000       DEFINED                1        2,893,000
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CLAYTON HOMES, INC.                COM            184190106     1,667    181,400       DEFINED                          181,400
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CONTINENTAL AIRLINES INC           CL B           210795308     3,106     70,000       DEFINED                1          70,000
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CONTINENTAL AIRLINES INC           CL B           210795308       155      3,500       DEFINED                            3,500
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DEERE & COMPANY                    COM            244199105    20,603    475,000       DEFINED                1         475,000
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DEERE & COMPANY                    COM            244199105       520     12,000       DEFINED                           12,000
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EASTMAN KODAK COMPANY              COM            277461109     9,805    148,000       DEFINED                1         148,000
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EASTMAN KODAK COMPANY              COM            277461109       547      8,250       DEFINED                            8,250
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FLEETWOOD ENTERPRISES, INC         COM            339099103     5,136    249,000       DEFINED                 1        249,000
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FLEETWOOD ENTERPRISES, INC         COM            339099103       413     20,000       DEFINED                           20,000
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JDA SOFTWARE GROUP, INC.           COM            46612K108     9,064    553,500       DEFINED                1         553,500
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JDA SOFTWARE GROUP, INC.           COM            46612K108       524     32,000       DEFINED                           32,000
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LOEWS CORPORATION                  COM            540424108     9,407    155,000       DEFINED                1         155,000
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LOEWS CORPORATION                  COM            540424108       607     10,000       DEFINED                           10,000
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OUTBACK STEAKHOUSE, INC.           COM            689899102     3,061    118,000       DEFINED                1         118,000
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OUTBACK STEAKHOUSE, INC.           COM            689899102       182      7,000       DEFINED                            7,000
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PARTNERRE LTD.                     COM            BMG6852T1053  6,436    198,400       DEFINED                1         198,400
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PARTNERRE LTD.                     COM            BMG6852T1053    422     13,000       DEFINED                           13,000
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SCOTTISH ANNUITY & LIFE
HOLDINGS LTD.                      COM            G7885T104     6,591    805,000       DEFINED                1         805,000
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SCOTTISH ANNUITY & LIFE
HOLDINGS LTD.                      COM            G7885T104       794     97,000       DEFINED                           97,000
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SUN INTERNATIONAL HOTELS LIMITED   ORD            P8797T133    10,308    532,000       DEFINED                1         532,000
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SUN INTERNATIONAL HOTELS LIMITED   ORD            P8797T133       378     19,500       DEFINED                           19,500
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TECUMESH PRODUCTS COMPANY          CL A           878895200    25,245    535,000       DEFINED                1         535,000
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TECUMESH PRODUCTS COMPANY          CL A           878895200     1,071     22,700       DEFINED                           22,700
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TECUMESH PRODUCTS COMPANY          CL B           878895101       835     20,000       DEFINED                           20,000
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UNITED HEALTHCARE CORPORATION      COM            910581107       584     11,000       DEFINED                           11,000
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WELLPOINT HEALTH NETWORKS, INC.    COM            94973H108     9,825    149,000       DEFINED               1          149,000
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  1  Orbis Investment Management Limited
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